Revenue - Changes In Deferred Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	€ 290,371	€ 2,161	€ 12,720
Upfront payments		288,060
Milestone payments		49,095	9,516
Upfront Revenue Recognition		20,861
Upfront revenue recognition	30,348	22,360	8,635
Milestone revenue recognition	3,021	28,085	11,440
Deferred revenue	257,001	290,371	2,161
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	288,971
Upfront payments		288,060
Milestone payments		22,535
Upfront revenue recognition	29,818	20,056
Milestone revenue recognition	2,333	1,569
Deferred revenue	256,819	288,971
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	1,350	2,045	12,376
Milestone payments		26,560	8,633
Upfront revenue recognition	497	761	8,455
Milestone revenue recognition	671	26,494	10,510
Deferred revenue	182	1,350	2,045
AgomAb
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition		1,499
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	50	116	344
Milestone payments			883
Upfront revenue recognition	33	44	180
Milestone revenue recognition	17	22	930
Deferred revenue	€ 0	€ 50	€ 116